Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Revenues	$ 4,093,667	$ 4,079,745
Cost of revenues	1,122,037	1,300,325
Gross margin	2,971,630	2,779,420
Operating expenses
General and administrative	3,416,850	2,984,118
Sales and marketing	3,469,383	1,562,933
Engineering, research, and development	824,653	562,459
Depreciation and amortization	270,579	549,151
Goodwill impairment	1,066,068	742,446
Intangible asset impairment	644,170	145,396
Total operating expenses	9,691,703	6,546,503
Loss from operations	(6,720,073)	(3,767,083)
Other income/(expense)
Interest income	747	2,833
Interest expense	(6,348,186)	(4,559,564)
Change in fair value of derivative liabilities	(3,766,231)	359,530
Gain on debt extinguishment	103,177
Gain (loss) on adjustment in contingent consideration	(28,465)	625,357
Total other income/(expense)	(10,038,958)	(3,571,844)
Loss before income taxes	(16,759,031)	(7,338,927)
Income tax expense
Net loss	$ (16,759,031)	$ (7,338,927)
Net loss per share - basic and diluted	$ (1.58)	$ (1.90)
Weighted average number of shares during the period - basic and diluted	10,612,007	3,869,247